Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of financial liabilities activity by maturity

(in thousands of USD)	Bank loans	Convertible and other Notes	Total
More than 5 years	147,174	—	147,174
Between 1 and 5 years	805,252	—	805,252
More than 1 year	952,426	—	952,426
Less than 1 year	100,022	—	100,022
At January 1, 2016	1,052,448	—	1,052,448

New loans	740,286	—	740,286
Scheduled repayments	(60,015)	—	(60,015)
Early repayments	(714,000)	—	(714,000)
Acquisitions through business combinations (Note 24)	61,065	—	61,065
Other changes	5,778	—	5,778
Balance at December 31, 2016	1,085,562	—	1,085,562

More than 5 years	330,491	—	330,491
Between 1 and 5 years	635,952	—	635,952
More than 1 year	966,443	—	966,443
Less than 1 year	119,119	—	119,119
Balance at December 31, 2016	1,085,562	—	1,085,562

	Bank loans	Convertible and other Notes	Total
More than 5 years	330,491	—	330,491
Between 1 and 5 years	635,952	—	635,952
More than 1 year	966,443	—	966,443
Less than 1 year	119,119	—	119,119
At January 1, 2017	1,085,562	—	1,085,562

New loans	326,014	150,000	476,014
Scheduled repayments	(43,743)	—	(43,743)
Early repayments	(667,250)	—	(667,250)
Other changes	508	(2,381)	(1,873)
Balance at December 31, 2017	701,091	147,619	848,710

More than 5 years	157,180	—	157,180
Between 1 and 5 years	496,550	147,619	644,169
More than 1 year	653,730	147,619	801,349
Less than 1 year	47,361	—	47,361
Balance at December 31, 2017	701,091	147,619	848,710
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2016
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans (Note 15)	1,085,562	1,218,702	150,630	718,950	349,122
Current trade and other payables * (Note 17)	56,113	56,113	56,113	—	—
Non-current other payables (Note 17)	—	—	—	—	—
	1,141,675	1,274,815	206,743	718,950	349,122

Derivative financial liabilities
Interest rate swaps (Note 17)	—	—	—	—	—
Forward exchange contracts (Note 17)	—	—	—	—	—
	—	—	—	—	—

	Contractual cash flows December 31, 2017
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans (Note 15)	848,710	1,009,508	83,039	750,722	175,747
Other borrowings (Note 15)	50,010	50,010	50,010	—	—
Current trade and other payables * (Note 17)	51,335	51,335	51,335	—	—
Non-current other payables (Note 17)	—	—	—	—	—
	950,055	1,110,853	184,384	750,722	175,747

Derivative financial liabilities
Interest rate swaps (Note 17)	—	—	—	—	—
Forward exchange contracts (Note 17)	—	—	—	—	—
	—	—	—	—	—
* Deferred income (see Note 17), which are not financial liabilities, are not included.

Schedule of interest-bearing loans and borrowings
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2017			December 31, 2016
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels loan 192M	USD	libor +2.25%	2021	111,666	111,666	110,156	143,571	143,571	141,501
Secured vessels Revolving loan 148M*	USD	libor +2.25%	2021	147,559	—	—	147,559	63,700	63,700
Secured vessels Revolving loan 750M*	USD	libor +1.95%	2022	485,017	330,000	325,519	636,536	612,050	605,806
Secured vessels Revolving loan 409.5M*	USD	libor +2.25%	2023	362,780	118,000	114,634	409,500	222,036	217,600
Secured vessels loan 76M	USD	libor +1.95%	2020	23,563	23,563	23,563	27,813	27,813	27,813
Secured vessels loan 67.5M	USD	libor +1.5%	2020	25,173	25,173	25,173	29,143	29,143	29,143
Secured vessels loan 27.1M	USD	libor +1.95%	2029	26,911	26,911	24,876	—	—	—
Secured vessels loan 81.4M	USD	libor +1.50%	2029	78,020	78,020	77,171	—	—	—
Unsecured bank facility 60M	USD	libor +2.25%	2020	60,000	—	—	60,000	—	—
Total interest-bearing bank loans				1,320,688	713,332	701,091	1,454,121	1,098,312	1,085,562
The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan.
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.

(in thousands of USD)				December 31, 2017			December 31, 2016
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	150,000	150,000	147,619	—	—	—
Total other notes				150,000	150,000	147,619	—	—	—

Schedule of reconciliation of liabilities and equity to cash flows arising from financing activities

		Liabilities			Equity
	Note	Loans and borrowings	Other Notes	Other borrowings	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2017		1,085,562	—	—	1,388,273	120	(16,102)	515,665	2,973,518

Changes from financing cash flows
Proceeds from issue of other notes	15	—	150,000	—	—	—	—	—	150,000
Proceeds from loans and borrowings	15	326,014	—	—	—	—	—	—	326,014
Proceeds from issue of other borrowings	15	—	—	50,010	—	—	—	—	50,010
Proceeds from settlement of derivatives	-	—	—	—	—	—	—	—	—
Transaction costs related to loans and borrowings	15	(3,174)	(2,700)	—	—	—	—	—	(5,874)
Repayment of borrowings	15	(710,993)	—	—	—	—	—	—	(710,993)
Dividend paid	-	—	—	—	—	—	—	(44,133)	(44,133)
Total changes from financing cash flows		(388,153)	147,300	50,010	—	—	—	(44,133)	(234,976)

Other changes
Liability-related
Capitalized borrowing costs	15	3,682	319	—	—	—	—	—	4,001
Total liability-related other changes		3,682	319	—	—	—	—	—	4,001
Total equity-related other changes		—	—	—	—	448	—	2,090	2,538

Balance at December 31, 2017		701,091	147,619	50,010	1,388,273	568	(16,102)	473,622	2,745,081